Convertible Notes Payable – Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Convertible Notes Payable – Related Parties

Note 9 - Convertible Notes Payable – Related Parties

The 2019 Notes:

On July 25, 2019, the Company issued a Convertible Promissory Note for $50,000 to its Chairman, with a term of one year, an annual interest rate of ten percent (10%), which is non compounded and payable semi-annually, and convertible into the Company’s common stock at any time by the holder at a conversion price of $0.25 per share. The conversion feature was considered the fair value of the Company’s common stock based on the arm’s length equity transactions since there was no open market for the Company’s common stock when issued. As a result, the Company determined that the conversion features contained in this Convertible Promissory Note should carry neither beneficial conversion feature nor derivative liabilities. This note was converted into 200,000 shares of the Company’s common stock along with the cash payment of $7,028 for the accrued interest in December 2020.

On December 31, 2019, the Company issued a Convertible Promissory Note for $250,000 to a related party, with a term of one year, an annual interest rate of eight percent (8%), which is non compounded and payable semi-annually, and convertible into the Company’s common stock at any time by the holders at a conversion price of $3.00 per share, which was considered the fair value of the Company’s common stock based on the arm’s length equity transactions since there was no open market for the Company’s common stock. As a result, the Company determined that the conversion features contained in the Note should carry neither beneficial conversion feature nor derivative liabilities. The note and accrued interest were paid in full in November 2020 with cash payments totaling $267,178.

The 2020 Notes:

During the year ended December 31, 2020, the Company issued nine convertible promissory notes totaling $1,075,000 (the “2020 Notes”) as follows:

Amount		Dated	Conversion Rate

$25,000	(1)	01/02/20	$3.00
250,000	(2)	01/23/20	3.00
300,000	(1)	03/09/20	3.00
50,000	(2)	05/01/20	3.00
50,000	(2)	05/27/20	3.00
50,000	(2)	05/27/20	3.00
100,000	(3)	06/24/20	5.00
125,000	(4)	09/11/20	5.00
125,000	(4)	09/16/20	5.00
$1,075,000

1.	Issued to a non-affiliate.
2.	Issued to a Secured and Collateralized Lending LLC, an entity run by a consultant of the Company.
3.	Issued to BBBY, Ltd, an LLC of which Byron Young, a Company Director, is a manager and a member.
4.	Issued to Asia Pacific Partners Inc., an entity run by a consultant of the Company.

In November 2020, the $300,000 note was converted into 100,000 shares of the Company’s common stock along with a payment of $16,067 as accrued interest. Additionally, in November 2020, the $250,000 note plus accrued interest was paid in full by cash payments totaling 267,177 and the two $125,000 notes plus accrued interest of $2,778 were paid in full for total cash payments of $252,778.

At December 31, 2020, the Company had a total of $525,000 plus accrued interest of $32,856 due on convertible promissory notes. In January 2021, the Company received conversion notices from all of the note holders to convert the $525,000 principal balance of its convertible promissory notes plus $35,496 accrued interest through the date of conversion, into 186,832 shares of the Company’s common stock ($3.00 per share conversion price). The shares were issued in January 2021.

The 2021 Notes:

In May 2021, the Company issued three Convertible Promissory Notes totaling $3,150,000 ($2,500,000, $500,000 and $150,000) (the “2021 Notes”). The 2021 Notes were issued with an Original Issue Discount (“OID”) of five percent (5%), a term of six months, an annual interest rate of eight percent (8%) and convertible into shares of the Company’s common stock at a conversion price of $6.00 per share. Additionally, the Company issued a total of 525,000 warrants in connection with the 2021 Notes. The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date as follows:

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
05/10/2021	$1,026,300	5	$6.00	$4.27	299%	0.0080
05/05/2021	$203,532	5	$6.00	$4.21	299%	0.0080
05/19/2021	$62,033	5	$6.00	$4.30	312%	0.0089

During the year ended December 31, 2021, the 2021 Notes were paid in full in cash. The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the years ended December 31, 2021 and 2020:

Principal Balance, December 31, 2019	$300,000
2020 Notes	1,075,000
Conversions of Notes	(350,000)
Payments on Notes	(500,000)
Balance, December 31, 2020	525,000
Conversions of Notes	(525,000)
2021 Notes	3,150,000
Payments on Notes	(3,150,000)
Principal Balance, December 31, 2021	$-

The Company recorded amortization of debt discount of $1,604,031 related to the Convertible Promissory Notes during the year ended December 31, 2021, which included $157,500 of original issues discounts and $1,446,530 of warrant and beneficial conversion features expense related to the convertible notes.

Total interest expense for the Company was $1,736,106 and $116,802 for the years ended December 31, 2021 and 2020, respectively.